Cover	Sep. 15, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 15, 2022
Entity Registrant Name	Boxed, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39817
Entity Tax Identification Number	85-3316188
Entity Address, Address Line One	451 Broadway, Floor 2
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	646
Local Phone Number	586-5599
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001828672
Amendment Flag	false
Common stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	BOXD
Security Exchange Name	NYSE
Warrants to purchase common stock
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	BOXD WS
Security Exchange Name	NYSE